Royalties - Summary of Royalties (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Times	Dec. 31, 2018	Dec. 31, 2017
Range One [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	3.00%
Range One [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 0.00
Range One [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,299.99
Range Two [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	3.50%
Range Two [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,300.00
Range Two [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,449.99
Range Three [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	4.10%
Range Three [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 1,450.00
Range Three [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 2,299.99
Range Four [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	5.00%
Range Four [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Average gold price	$ 2,300.00
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Royalty in refined minerals, description	The royalty in respect of refined minerals (which include gold refined to 99.5% and above and platinum) is calculated by dividing earnings before interest and taxes (“EBIT”) by the product of 12.5 times gross revenue calculated as a percentage, plus an additional 0.5%. EBIT refers to taxable mining income (with certain exceptions such as no deduction for interest payable and foreign exchange losses) before assessed losses but after capital expenditure.
Royalty effective rate	0.50%	0.50%	0.50%
Australia [member]
Disclosure of information about royalty arrangements [line items]
Royalty effective rate	2.50%	2.50%	2.50%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty effective rate	3.60%	4.00%	4.60%
Peru [member] | Bottom of range [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	1.00%
Peru [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	12.00%
Gold refined minerals [member] | South Africa [member]
Disclosure of information about royalty arrangements [line items]
Gold refining percentage	99.50%
Refined minerals [member] | South Africa [member]
Disclosure of information about royalty arrangements [line items]
Number of times gross revenue | Times	12.5
Additional percentage	0.50%
Refined minerals [member] | South Africa [member] | Top of range [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	5.00%
Gold royalty [member] | Australia [member]
Disclosure of information about royalty arrangements [line items]
Gold royalty rate	2.50%	2.50%	2.50%